UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08059

Cohen & Steers Global Realty Shares, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Global Realty Shares, Inc. semi-annual shareholder report as of June 30, 2026 Class A - CSFAX

This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$62	1.19%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.97% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,1 which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,1 due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	6.58%	0.73%	4.33%
Without sales charge	11.60%	1.66%	4.82%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	Reflects a 4.50% front-end sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. semi-annual shareholder report as of June 30, 2026 Class C - CSFCX

This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$95	1.84%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.63% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,1 which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,1 due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	9.89%[2]	1.00%	4.14%
Without sales charge	10.89%	1.00%	4.14%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. semi-annual shareholder report as of June 30, 2026 Class I - CSSPX

This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$47	0.90%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.15% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,1 which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,1 due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I2	11.95%	1.96%	5.14%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. semi-annual shareholder report as of June 30, 2026 Class R - GRSRX

This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$69	1.34%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.90% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,1 which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,1 due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R2	11.42%	1.51%	4.66%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Realty Shares, Inc. semi-annual shareholder report as of June 30, 2026 Class Z - CSFZX

This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$44	0.84%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 9.18% total return in the six months ended June 30, 2026, compared with the FTSE EPRA Index - net,1 which returned 9.64%, and the MSCI World Index - net, which returned 9.69%.

Stock selection in Hong Kong contributed to relative performance compared with the FTSE EPRA Index - net,1 due primarily to an overweight in development company Sun Hung Kai Properties. The company had a sizable gain, benefiting from a strong residential sales pipeline. Stock selection and an underweight in Germany also aided performance; an underweight in apartment landlord Vonovia was beneficial, as German residential names were generally pressured amid rising interest rates. Stock selection in Canada helped performance as well, due in part to the timing of an investment in retail-oriented company First Capital Real Estate Investment Trust.

Factors that detracted from relative performance included stock selection in the U.S. in part due to an out-of-index position in Crown Castle. The company struggled in a difficult period for U.S. tower companies amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in Australia also hindered performance, as overweights in office company Dexus and manufactured homes landlord declined in the period. Stock selection in the U.K. further detracted, due in part to an underweight in logistics operator SEGRO, which rallied when U.S. industrial company Prologis announced an offer to acquire the company.

Top contributors	Top detractors
Hong Kong	United States
Germany	Australia
Canada	United Kingdom

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	FTSE EPRA Index - net[1]
MSCI World Index - net
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z2	11.99%	2.02%	5.18%
MSCI World Index - net	21.34%	11.47%	13.14%
FTSE EPRA Index - net[1]	13.26%	1.70%	3.32%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$2,308,189,526
Number of portfolio holdings (excluding derivatives)	92
Portfolio turnover rate[3]	29%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	11.2%
Digital Realty Trust, Inc.	6.2%
Prologis, Inc.	4.6%
Equinix, Inc.	3.8%
Public Storage	2.8%
Sun Communities, Inc.	2.7%
Goodman Group	2.6%
Extra Space Storage, Inc.	2.6%
Agree Realty Corp.	2.3%
Kimco Realty Corp.	2.2%

Sector diversification[4,6]	(%)
Diversified	18.0%
Health Care	16.7%
Retail	13.7%
Data Centers	13.1%
Residential	10.3%
Industrials	9.9%
Self Storage	6.0%
Office	4.8%
Specialty	2.6%
Other (includes short-term investments)	4.9%

Country diversification[4,6]	(%)
United States	65.5%
Japan	7.8%
Australia	6.2%
Singapore	3.2%
United Kingdom	3.2%
Hong Kong	2.8%
France	2.2%
Belgium	1.9%
Canada	1.9%
Other (includes short-term investments)	5.3%

Material Fund Changes

This is a summary of certain material changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to the Fund's principal investment strategy

On December 9, 2025, the Fund's Board approved a change to the Fund's principal investment strategy regarding the Fund's minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	Represents FTSE EPRA Nareit Developed Real Estate Index - net.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Global Realty Shares, Inc.

We would like to share with you our report for the six months ended June 30, 2026. The total returns for the Cohen & Steers Global Realty Shares, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2026
Cohen & Steers Global Realty Shares:
Class A	8.97%
Class C	8.63%
Class I	9.15%
Class R	8.90%
Class Z	9.18%
MSCI World Index—net(a)	9.69%
FTSE EPRA Nareit Developed Real Estate Index—net(a)	9.64%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

(a)

The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. The FTSE EPRA Nareit Developed Real Estate Index—net is an unmanaged market-capitalization-weighted total return index, which consists of publicly traded equity real estate investment trusts (REITs) and listed property companies from developed markets and is net of dividend withholding taxes.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.4%
AUSTRALIA	6.2%
DATA CENTERS	0.6%
NEXTDC Ltd.(a)		1,298,775	$13,157,792

DIVERSIFIED	4.6%
Dexus		3,461,888	12,930,682
Goodman Group		2,749,811	59,330,529
Ingenia Communities Group		6,365,618	19,465,158
Stockland		5,117,304	14,430,783

			106,157,152

RETAIL	1.0%
Scentre Group		9,111,715	24,288,116

TOTAL AUSTRALIA			143,603,060

BELGIUM	1.9%
HEALTH CARE	0.8%
Aedifica SA		225,574	18,182,673

INDUSTRIALS	0.6%
VGP NV		77,826	7,502,531
Warehouses De Pauw CVA		285,989	7,213,903

			14,716,434

RESIDENTIAL	0.3%
Xior Student Housing NV(b)		189,209	5,688,332

SELF STORAGE	0.2%
Shurgard Self Storage Ltd.		167,555	4,909,090

TOTAL BELGIUM			43,496,529

CANADA	1.9%
HEALTH CARE	0.6%
Chartwell Retirement Residences		796,153	12,546,462

INDUSTRIALS	0.3%
Dream Industrial Real Estate Investment Trust		799,622	7,887,687

RETAIL	1.0%
RioCan Real Estate Investment Trust		1,388,975	22,221,641

TOTAL CANADA			42,655,790

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

		Shares	Value
CHINA	0.2%
DATA CENTERS
GDS Holdings Ltd., (H Shares)(a)		885,900	$3,294,762

FRANCE	2.2%
RETAIL
Klepierre SA		558,608	23,346,208
Mercialys SA		816,432	10,935,849
Unibail-Rodamco-Westfield		146,498	17,144,229

			51,426,286

GERMANY	1.8%
INDUSTRIAL OFFICE	0.3%
Sirius Real Estate Ltd.		5,442,222	6,980,613

RESIDENTIAL	1.5%
TAG Immobilien AG		932,500	15,058,860
Vonovia SE		768,772	18,965,199

			34,024,059

TOTAL GERMANY			41,004,672

HONG KONG	2.8%
DIVERSIFIED	2.2%
Henderson Land Development Co. Ltd.		2,067,000	6,555,963
Link REIT		3,877,672	18,094,543
Sun Hung Kai Properties Ltd.		1,819,500	26,188,642

			50,839,148

OFFICE	0.6%
Hongkong Land Holdings Ltd.		1,969,000	14,027,325

TOTAL HONG KONG			64,866,473

ISRAEL	0.4%
DIVERSIFIED
Melisron Ltd.		67,801	9,492,635

JAPAN	7.8%
DIVERSIFIED	5.5%
Japan Metropolitan Fund Invest		26,936	18,605,009
Mitsubishi Estate Co. Ltd.		1,040,800	26,541,624
Mitsui Fudosan Co. Ltd.		4,303,100	39,882,936

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

		Shares	Value
Nomura Real Estate Master Fund, Inc.		9,743	$9,104,566
Sumitomo Realty & Development Co. Ltd.		1,421,000	32,991,653

			127,125,788

INDUSTRIALS	0.8%
GLP J-REIT		12,841	10,862,837
Nippon Prologis REIT, Inc.		15,834	8,456,528

			19,319,365

OFFICE	1.4%
Japan Real Estate Investment Corp.		21,911	15,623,594
Nippon Building Fund, Inc.		19,760	15,327,378

			30,950,972

RESIDENTIAL	0.1%
Mitsui Fudosan Accommodations Fund, Inc.		3,701	2,777,952

TOTAL JAPAN			180,174,077

SINGAPORE	3.2%
DATA CENTERS	0.4%
Digital Core REIT Management Pte. Ltd.		17,348,952	8,769,305

DIVERSIFIED	2.3%
CapitaLand Integrated Commercial Trust		17,392,392	31,914,875
CapitaLand Investment Ltd.		7,017,300	13,524,587
UOL Group Ltd.		913,000	6,729,158

			52,168,620

INDUSTRIAL OFFICE	0.1%
CapitaLand Ascendas REIT		1,718,700	3,310,015

RESIDENTIAL	0.4%
Centurion Accommodation REIT		11,511,300	9,432,077

TOTAL SINGAPORE			73,680,017

SPAIN	0.6%
DIVERSIFIED
Merlin Properties Socimi SA		803,728	14,102,317

SWEDEN	0.9%
DIVERSIFIED	0.2%
Wihlborgs Fastigheter AB		568,502	4,412,044

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

		Shares	Value
INDUSTRIALS	0.6%
Catena AB		224,390	$9,635,967
Swedish Logistic Property AB, Class B(a)		1,112,304	4,313,234

			13,949,201

OFFICE	0.1%
Atrium Ljungberg AB, Class B		1,098,848	2,982,901

TOTAL SWEDEN			21,344,146

SWITZERLAND	1.0%
DIVERSIFIED
Swiss Prime Site AG		144,393	23,561,515

UNITED KINGDOM	3.2%
DIVERSIFIED	1.2%
British Land Co. PLC		1,713,705	9,389,369
Land Securities Group PLC		1,607,708	13,850,625
LondonMetric Property PLC		1,909,150	4,765,298

			28,005,292

INDUSTRIALS	1.6%
Segro PLC		1,094,829	12,700,677
Tritax Big Box REIT PLC		11,012,114	23,592,817

			36,293,494

SELF STORAGE	0.4%
Big Yellow Group PLC		332,730	3,980,166
Safestore Holdings PLC		587,535	4,767,410

			8,747,576

TOTAL UNITED KINGDOM			73,046,362

UNITED STATES	65.3%
DATA CENTERS	12.0%
Digital Realty Trust, Inc.		800,608	143,773,185
Equinix, Inc.		84,036	87,598,286
Iron Mountain, Inc.		363,470	45,909,896

			277,281,367

HEALTH CARE	15.4%
CareTrust REIT, Inc.		161,802	6,528,711
Healthcare Realty Trust, Inc., Class A		1,654,906	33,379,454

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

		Shares	Value
Omega Healthcare Investors, Inc.		1,004,424	$47,890,936
PACS Group, Inc.(a)		218,274	9,307,203
Welltower, Inc.		1,138,554	258,417,602

			355,523,906

HOTEL	2.2%
Boyd Gaming Corp.		160,925	14,214,505
Host Hotels & Resorts, Inc.		1,552,673	36,813,877

			51,028,382

INDUSTRIALS	5.9%
First Industrial Realty Trust, Inc.		448,516	27,498,516
Lineage, Inc.(c)		68,361	2,956,592
Prologis, Inc.		786,058	106,487,277

			136,942,385

INFRASTRUCTURE	1.8%
Crown Castle, Inc.		459,186	34,774,156
SBA Communications Corp., Class A		33,161	5,851,590

			40,625,746

OFFICE	2.6%
BXP, Inc.		752,313	49,885,875
Highwoods Properties, Inc.		247,524	7,465,324
Hudson Pacific Properties, Inc.(a)		143,271	2,176,286

			59,527,485

RESIDENTIAL	8.1%
Equity Residential		123,818	8,410,957
Essex Property Trust, Inc.		151,329	44,126,023
Invitation Homes, Inc.		1,416,707	42,798,718
Sun Communities, Inc.		517,034	61,997,547
UDR, Inc.		729,286	29,113,097

			186,446,342

RETAIL	9.4%
Agree Realty Corp.		688,793	52,169,182
Essential Properties Realty Trust, Inc.		1,292,612	38,584,468
Kimco Realty Corp.		1,988,595	50,410,883
Kite Realty Group Trust		973,383	27,624,610
Simon Property Group, Inc.		217,213	48,579,687

			217,368,830

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

		Shares	Value
SELF STORAGE	5.4%
Extra Space Storage, Inc.		406,715	$59,095,690
Public Storage		206,100	65,603,691

			124,699,381

SPECIALTY	2.5%
Blackstone Digital Infrastructure Trust, Inc.(a)		360,246	7,792,121
Gaming & Leisure Properties, Inc.		318,915	14,201,285
Outfront Media, Inc.		676,378	22,158,143
Rayonier, Inc.		685,454	14,586,461

			58,738,010

TOTAL UNITED STATES			1,508,181,834

TOTAL COMMON STOCK
(Identified cost—$1,792,187,062)			2,293,930,475

WARRANTS	0.1%
UNITED STATES	0.1%
REAL ESTATE—OFFICE	0.1%
Hudson Pacific Properties, Inc., exercise price $0.07(a)(d)		251,812	3,807,398

TOTAL WARRANTS
(Identified cost—$3,913,163)			3,807,398

SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.58%(e)		10,516,058	10,516,058
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(e)		3,341,300	3,341,300

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$13,857,358)			13,857,358

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$1,809,957,583)	100.1%		2,311,595,231
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(3,405,705)

NET ASSETS	100.0%		$2,308,189,526

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Data Centers	$277,281,367	$25,221,859	$—	$302,503,226
Diversified	—	415,864,511	—	415,864,511
Health Care	368,070,368	18,182,673	—	386,253,041
Industrial Office	6,980,613	3,310,015	—	10,290,628
Industrials	149,143,306	79,965,260	—	229,108,566
Office	59,527,485	47,961,198	—	107,488,683
Residential	186,446,342	51,922,420	—	238,368,762
Retail	239,590,471	75,714,402	—	315,304,873
Self Storage	124,699,381	13,656,666	—	138,356,047
Other Industries	150,392,138	—	—	150,392,138
Warrants	—	3,807,398	—	3,807,398
Short-Term Investments	—	13,857,358	—	13,857,358

Total Investments in Securities	$1,562,131,471	$749,463,760	$—	$2,311,595,231

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

(b)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $5,688,332 which represents 0.2% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Restricted security. Aggregate holdings equal 0.1% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781.
(d)	These warrants do not have a stated expiration date.
(e)	Rate quoted represents the annualized seven–day yield.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,809,957,583)	$2,311,595,231
Foreign currency, at value (Identified cost—$3,831,575)	3,829,007
Receivable for:
Investment securities sold	8,720,572
Dividends	8,511,033
Fund shares sold	3,202,450
Other assets	21,607

Total Assets	2,335,879,900

LIABILITIES:
Payable for:
Fund shares redeemed	11,857,128
Investment securities purchased	9,040,592
Dividends and distributions declared	4,824,822
Investment advisory fees	1,347,995
Shareholder servicing fees	321,600
Administration fees	75,214
Distribution fees	15,896
Other liabilities	207,127

Total Liabilities	27,690,374

NET ASSETS	$2,308,189,526

NET ASSETS consist of:
Paid-in capital	$2,108,394,826
Total distributable earnings/(accumulated loss)	199,794,700

$2,308,189,526

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2026 (Unaudited)

CLASS A SHARES:
NET ASSETS	$59,709,822
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,023,429

Net asset value and redemption price per share	$58.34

Maximum offering price per share ($58.34 ÷ 0.955)(a)	$61.09

CLASS C SHARES:
NET ASSETS	$5,705,191
Shares issued and outstanding ($0.001 par value common stock outstanding)	98,128

Net asset value and offering price per share(b)	$58.14

CLASS I SHARES:
NET ASSETS	$1,864,994,086
Shares issued and outstanding ($0.001 par value common stock outstanding)	31,784,932

Net asset value, offering and redemption price per share	$58.68

CLASS R SHARES:
NET ASSETS	$516,809
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,778

Net asset value, offering and redemption price per share*	$58.87

CLASS Z SHARES:
NET ASSETS	$377,263,618
Shares issued and outstanding ($0.001 par value common stock outstanding)	6,428,110

Net asset value, offering and redemption price per share	$58.69

*	Net asset value may not recalculate due to rounding of fractional shares.
(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of $1,797,836 of foreign withholding tax)	$37,175,394

Expenses:
Investment advisory fees	8,240,926
Distribution fees—Class A	72,607
Distribution fees—Class C	21,970
Distribution fees—Class R	1,281
Shareholder servicing fees—Class A	29,043
Shareholder servicing fees—Class C	7,323
Shareholder servicing fees—Class I	809,401
Administration fees	506,167
Shareholder reporting expenses	114,250
Transfer agent fees and expenses	92,328
Registration and filing fees	76,181
Custodian fees and expenses	59,368
Professional fees	57,340
Directors’ fees and expenses	51,039
Miscellaneous	47,809

Total Expenses	10,187,033
Reduction of Expenses (See Note 2)	(294,736)

Net Expenses	9,892,297

Net Investment Income (Loss)	27,283,097

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	45,237,660
Foreign currency transactions	(58,022)

Net realized gain (loss)	45,179,638

Net change in unrealized appreciation (depreciation) on:
Investments in securities	116,366,053
Foreign currency translations	28,085

Net change in unrealized appreciation (depreciation)	116,394,138

Net Realized and Unrealized Gain (Loss)	161,573,776

Net Increase (Decrease) in Net Assets Resulting from Operations	$188,856,873

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Change in Net Assets:
From Operations:
Net investment income (loss)	$27,283,097	$43,865,282
Net realized gain (loss)	45,179,638	22,023,383
Net change in unrealized appreciation (depreciation)	116,394,138	129,380,701

Net increase (decrease) in net assets resulting from operations	188,856,873	195,269,366

Distributions to Shareholders:
Class A	(772,289)	(1,846,080)
Class C	(55,129)	(158,164)
Class I	(26,867,353)	(55,405,966)
Class R	(6,237)	(18,618)
Class Z	(5,496,127)	(12,553,558)

Total distributions	(33,197,135)	(69,982,386)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	105,393,020	167,872,412

Total increase (decrease) in net assets	261,052,758	293,159,392
Net Assets:
Beginning of period	2,047,136,768	1,753,977,376

End of period	$2,308,189,526	$2,047,136,768

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30,		For the Year Ended December 31,
Per Share Operating Data:	2026		2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.24		$50.77	$51.74	$48.16	$66.13	$54.08

Income (loss) from investment operations:

Net investment income (loss)(a)	0.62		1.02	0.97	1.07	0.98	0.49
Net realized and unrealized gain (loss)	4.25		4.18	(0.68)	3.85	(17.66)	13.64

Total from investment operations	4.87		5.20	0.29	4.92	(16.68)	14.13

Less dividends and distributions to shareholders from:

Net investment income	(0.77)		(1.73)	(0.75)	(1.18)	(0.79)	(2.08)
Tax return of capital	—		—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(0.77)		(1.73)	(1.26)	(1.34)	(1.29)	(2.08)

Net increase (decrease) in net asset value	4.10		3.47	(0.97)	3.58	(17.97)	12.05

Net asset value, end of period	$58.34		$54.24	$50.77	$51.74	$48.16	$66.13

Total return(b)(c)	8.97	%(d)	10.30%	0.53%	10.39%	-25.30%	26.38%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$ 59.7		$ 56.4	$ 56.1	$ 61.6	$ 65.9	$ 94.1

Ratios to average daily net assets:

Expenses	1.19	%(e)	1.19%	1.19%	1.19%	1.19%	1.20%

Net investment income (loss)	2.18	%(e)	1.92%	1.85%	2.19%	1.78%	0.80%

Portfolio turnover rate	29	%(d)	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30,		For the Year Ended December 31,
Per Share Operating Data:	2026		2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.04		$50.58	$51.53	$47.96	$65.85	$53.88

Income (loss) from investment operations:

Net investment income (loss)(a)	0.42		0.67	0.61	0.75	0.63	0.07
Net realized and unrealized gain (loss)	4.25		4.15	(0.66)	3.83	(17.57)	13.60

Total from investment operations	4.67		4.82	(0.05)	4.58	(16.94)	13.67

Less dividends and distributions to shareholders from:

Net investment income	(0.57)		(1.36)	(0.39)	(0.85)	(0.45)	(1.70)

Tax return of capital	—		—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(0.57)		(1.36)	(0.90)	(1.01)	(0.95)	(1.70)

Net increase (decrease) in net asset value	4.10		3.46	(0.95)	3.57	(17.89)	11.97

Net asset value, end of period	$58.14		$54.04	$50.58	$51.53	$47.96	$65.85

Total return(b)(c)	8.63	%(d)	9.57%	-0.12%	9.69%	-25.79%	25.57%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$ 5.7		$ 5.8	$ 6.8	$ 8.8	$ 9.1	$ 11.8

Ratios to average daily net assets:

Expenses	1.84	%(e)	1.84%	1.84%	1.84%	1.84%	1.85%

Net investment income (loss)	1.49	%(e)	1.27%	1.18%	1.54%	1.16%	0.11%

Portfolio turnover rate	29	%(d)	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30,		For the Year Ended December 31,
Per Share Operating Data:	2026		2025	2024	2023	2022	2021
Net asset value, beginning of period	$ 54.54		$ 51.04	$ 52.01	$ 48.40	$ 66.48	$ 54.35

Income (loss) from investment operations:

Net investment income (loss)(a)	0.72		1.20	1.13	1.23	1.16	0.73
Net realized and unrealized gain (loss)	4.27		4.19	(0.68)	3.86	(17.78)	13.66

Total from investment operations	4.99		5.39	0.45	5.09	(16.62)	14.39

Less dividends and distributions to shareholders from:

Net investment income	(0.85)		(1.89)	(0.91)	(1.32)	(0.96)	(2.26)
Tax return of capital	—		—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(0.85)		(1.89)	(1.42)	(1.48)	(1.46)	(2.26)

Net increase (decrease) in net asset value	4.14		3.50	(0.97)	3.61	(18.08)	12.13

Net asset value, end of period	$ 58.68		$ 54.54	$ 51.04	$ 52.01	$ 48.40	$ 66.48

Total return(b)	9.15	%(c)	10.61%	0.83%	10.73%	-25.08%	26.75%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$1,865.0		$1,624.6	$1,506.9	$1,582.5	$1,573.7	$2,058.4

Ratios to average daily net assets:

Expenses (before expense reduction)	0.93	%(d)	0.92%	0.93%	0.92%	0.92%	0.92%

Expenses (net of expense reduction)	0.90	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income (loss) (before expense reduction)	2.46	%(d)	2.21%	2.13%	2.48%	2.08%	1.16%

Net investment income (loss) (net of expense reduction)	2.49	%(d)	2.23%	2.16%	2.50%	2.10%	1.18%

Portfolio turnover rate	29	%(c)	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30,		For the Year Ended December 31,
Per Share Operating Data:	2026		2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.72		$51.16	$ 52.13	$ 48.52	$ 66.60	$ 54.49

Income (loss) from investment operations:

Net investment income (loss)(a)	0.59		0.75	0.90	1.04	0.90	0.28
Net realized and unrealized gain (loss)	4.28		4.39	(0.68)	3.85	(17.78)	13.87

Total from investment operations	4.87		5.14	0.22	4.89	(16.88)	14.15

Less dividends and distributions to shareholders from:

Net investment income	(0.72)		(1.58)	(0.68)	(1.12)	(0.70)	(2.04)
Tax return of capital	—		—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(0.72)		(1.58)	(1.19)	(1.28)	(1.20)	(2.04)

Net increase (decrease) in net asset value	4.15		3.56	(0.97)	3.61	(18.08)	12.11

Net asset value, end of period	$58.87		$54.72	$ 51.16	$ 52.13	$ 48.52	$ 66.60

Total return(b)	8.90	%(c)	10.09%	0.38%	10.25%	-25.42%	26.20%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$516.8		$474.2	$1,440.0	$1,425.2	$1,041.1	$1,621.4

Ratios to average daily net assets:

Expenses	1.34	%(d)	1.34%	1.34%	1.34%	1.34%	1.35%

Net investment income (loss)	2.04	%(d)	1.40%	1.72%	2.12%	1.62%	0.45%

Portfolio turnover rate	29	%(c)	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30,		For the Year Ended December 31,
Per Share Operating Data:	2026		2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.55		$51.06	$52.02	$48.41	$66.49	$54.35

Income (loss) from investment operations:

Net investment income (loss)(a)	0.73		1.26	1.17	1.28	1.21	0.69
Net realized and unrealized gain (loss)	4.28		4.15	(0.68)	3.84	(17.80)	13.74

Total from investment operations	5.01		5.41	0.49	5.12	(16.59)	14.43

Less dividends and distributions to shareholders from:

Net investment income	(0.87)		(1.92)	(0.94)	(1.35)	(0.99)	(2.29)

Tax return of capital	—		—	(0.51)	(0.16)	(0.50)	—

Total dividends and distributions to shareholders	(0.87)		(1.92)	(1.45)	(1.51)	(1.49)	(2.29)

Net increase (decrease) in net asset value	4.14		3.49	(0.96)	3.61	(18.08)	12.14

Net asset value, end of period	$58.69		$54.55	$51.06	$52.02	$48.41	$66.49

Total return(b)	9.18	%(c)	10.65%	0.90%	10.79%	-25.04%	26.82%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$377.3		$359.9	$182.8	$173.2	$137.4	$ 86.2

Ratios to average daily net assets:

Expenses	0.84	%(d)	0.84%	0.84%	0.84%	0.84%	0.85%

Net investment income (loss)	2.52	%(d)	2.35%	2.23%	2.61%	2.26%	1.13%

Portfolio turnover rate	29	%(c)	57%	67%	52%	52%	46%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Realty Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 14, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is total return through investment in global real estate equity securities. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2026 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2026, the investment advisor considers it likely that, a portion of the dividends will be reclassified to distributions from tax return of capital upon the final determination of the Fund’s taxable income after the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid.Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2026, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the six months ended June 30, 2026, and through June 30, 2028, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and, upon approval by the Fund’s Board of Directors, extraordinary expenses), do not exceed 1.25% for Class A shares, 1.90% for Class C shares, 0.90% for Class I shares, 1.40% for Class R shares and 0.90% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2026, fees waived and/or expenses reimbursed totaled $294,736.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2026, the Fund incurred $439,516 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares,which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2026, the Fund has been advised that the distributor received $874, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $27 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on this class are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

this class, including payments to dealers and other financial intermediaries for selling this class. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $6,719 for the six months ended June 30, 2026.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2026, totaled $758,127,943 and $642,948,407, respectively.

Note 4. Income Tax Information

As of June 30, 2026, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,809,957,583

Gross unrealized appreciation on investments	$535,596,312
Gross unrealized depreciation on investments	(33,958,664)

Net unrealized appreciation (depreciation) on investments	$501,637,648

As of December 31, 2025, the Fund has a net capital loss carryforward of $272,796,974 which may be used to offset future capital gains. The loss is comprised of $127,833,541 of short-term capital loss carryover and $144,963,433 of long-term capital loss carryover, which under current federal income tax rules, may offset capital gains recognized in any future period.

Note 5. Capital Stock

The Fund is authorized to issue 400 million shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 50 million of Class A capital stock, 50 million of Class C capital stock, 50 million of Class F capital stock, 150 million of Class I capital stock, 50 million of Class R capital stock and 50 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A:
Sold	124,729	$7,188,251	327,459	$17,631,638
Issued as reinvestment of dividends and distributions	10,887	635,179	28,450	1,531,746
Redeemed	(152,757)	(8,731,343)	(419,449)	(22,415,848)

Net increase (decrease)	(17,141)	$(907,913)	(63,540)	$(3,252,464)

Class C:
Sold	4,620	$263,900	9,477	$508,265
Issued as reinvestment of dividends and distributions	890	51,734	2,771	148,680
Redeemed	(14,503)	(838,221)	(40,557)	(2,166,319)

Net increase (decrease)	(8,993)	$(522,587)	(28,309)	$(1,509,374)

Class I:
Sold	5,354,590	$309,272,003	6,259,024	$335,281,093
Issued as reinvestment of dividends and distributions	391,578	22,977,786	889,635	48,156,513
Redeemed	(3,747,870)	(215,797,219)	(6,884,377)	(367,478,459)

Net increase (decrease)	1,998,298	$116,452,570	264,282	$15,959,147

Class R:
Sold	1,362	$78,570	2,429	$125,757
Issued as reinvestment of dividends and distributions	106	6,237	343	18,618
Redeemed	(1,357)	(79,621)	(22,253)	(1,193,094)

Net increase (decrease)	111	$5,186	(19,481)	$(1,048,719)

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class Z:
Sold	339,658	$19,747,856	3,858,585	$203,050,295
Issued as reinvestment of dividends and distributions	80,105	4,701,377	201,169	10,892,656
Redeemed	(588,506)	(34,083,469)	(1,042,478)	(56,219,129)

Net increase (decrease)	(168,743)	$(9,634,236)	3,017,276	$157,723,822

Note 6. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

dependency, defaults by borrowers and self-liquidation. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Companies in the real estate industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Market Disruption and Geopolitical Risk: Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.

Recent examples include the ongoing conflicts in Ukraine and the Middle East and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Cybersecurity Risk: With the increased use of technologies such as the Internet and artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 7. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2026 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Cohen & Steers Global Realty Shares, Inc.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Changes to Principal Investment Strategy

On December 9, 2025, the Fund’s Board approved a change to the Fund’s principal investment strategy regarding the Fund’s minimum investment in non-U.S. securities, effective May 1, 2026, as follows:

Under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

Prior to May 1, 2026, under normal market conditions, the Fund invests at least 40%, unless market conditions are not deemed favorable by the investment advisor, in which case the Fund would invest at least 30%, of its total assets in companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S.

Change to the Fund’s Chief Compliance Officer

On June 16, 2026, the Board of Directors approved the appointment of Nargis Hilal as the Chief Compliance Officer (CCO) of the Fund effective July 3, 2026. Ms. Hilal previously served as the Fund’s Deputy CCO.

Cohen & Steers Global Realty Shares, Inc.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund (the Board), including a majority of the Directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 2, 2026, and at a meeting of the full Board held on June 16, 2026. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive sessions on June 2, 15 and 16, 2026. At the meeting of the full Board on June 16, 2026, the Advisory Agreements were unanimously continued for a term ending June 30, 2027, by the Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreements, the Board reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board. The Board also spoke directly with a representative of the independent data provider and met with investment advisory personnel. In addition, the Board considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board also considered the education, background and experience of the Investment Advisor’s and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the

Cohen & Steers Global Realty Shares, Inc.

Fund. The Board further noted the Investment Advisor’s and Subadvisors’ ability to attract qualified and experienced personnel. The Board also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board concluded that the nature, extent and quality of services provided by the Investment Advisor and Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board considered the investment performance of the Fund compared to Peer Funds and compared to its benchmark. The Board noted that the Fund outperformed the Peer Group medians for the one-, three-, five- and ten-year periods ended March 31, 2026, ranking 3 out of 8 peers, for each period. The Board also noted that the Fund outperformed the FTSE EPRA Nareit Developed Real Estate Index-net for the one-, three-, five- and ten-year periods ended March 31, 2026. The Board engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance. The Board also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board considered the contractual and actual management fees paid by the Fund as well as the Fund’s net expense ratio. As part of its analysis, the Board considered the fee and expense analyses provided by the independent data provider. The Board noted that the Fund’s actual management fee represented the Peer Group median, and the net expense ratio was lower than the Peer Group median, ranking 4 out of 8 peers and 3 out of 8 peers, respectively. The Board considered that the Investment Advisor continues to waive a portion of its fees and/or reimburse expenses to limit the overall operating expenses of the Fund. In light of the considerations above, the Board concluded that the Fund’s current expense structure was satisfactory.

The Board also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors’ separate profitability to be particularly relevant to their determination. The Board took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board determined that the services received under the Administration Agreement

Cohen & Steers Global Realty Shares, Inc.

are beneficial to the Fund. The Board concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board determined that economies of scale are being shared with shareholders and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does to institutional or subadvised accounts. The Board also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call (800) 330-7348

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

SHORT DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in short-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling (800) 330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Global Realty Shares, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Chief Financial Officer

Steven Frank

Treasurer

Dana A. DeVivo

Secretary and Chief Legal Officer

Nargis Hilal

Chief Compliance Officer

and Vice President

Jon Cheigh

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

Nasdaq Symbol:	Class A—CSFAX
Class C—CSFCX
Class F—GRSFX*
Class I—CSSPX
Class R—GRSRX
Class Z—CSFZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

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Semi-Annual Financial Statements and Additional Information June 30, 2026

Cohen & Steers

Global Realty

Shares

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

CSFAXSAR

(b)	Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Chief Financial Officer)

Date:	September 3, 2026